Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$20,246,658.53	0.0483214	$6,460,210.21	0.0154182	$13,786,448.32
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$238,546,658.53	0.2036597	$224,760,210.21	0.1918895	$13,786,448.32

Weighted Avg. Coupon (WAC)	4.63%		4.63%
Weighted Avg. Remaining Maturity (WARM)	27.36		26.46
Pool Receivables Balance	$277,406,241.23		$260,836,653.33
Remaining Number of Receivables	34,482		33,654

Adjusted Pool Balance	$271,365,374.34		$255,240,873.38

III. COLLECTIONS

Principal:
Principal Collections	$16,218,261.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$362,741.29
Total Principal Collections	$16,581,002.34

Interest:
Interest Collections	$1,061,837.96
Late Fees & Other Charges	$31,808.44
Interest on Repurchase Principal	$-
Total Interest Collections	$1,093,646.40

Collection Account Interest	$924.67
Reserve Account Interest	$394.87
Servicer Advances	$-

Total Collections	$17,675,968.28

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$17,675,968.28
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$17,675,968.28

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$231,171.87		$231,171.87	$231,171.87
Collection Account Interest					$924.67
Late Fees & Other Charges					$31,808.44
Total due to Servicer					$263,904.98

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$16,366.05		$16,366.05
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$312,890.22		$312,890.22	$312,890.22

Available Funds Remaining:					$17,099,173.08

3. Principal Distribution Amount:					$13,786,448.32
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$13,786,448.32
Class A-4 Notes				$-
Class A Notes Total:		13,786,448.32		$13,786,448.32
Total Noteholders Principal				$13,786,448.32

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,312,724.76

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,040,866.89
Beginning Period Amount	$6,040,866.89
Current Period Amortization	$445,086.94
Ending Period Required Amount	$5,595,779.95
Ending Period Amount	$5,595,779.95
Next Distribution Date Required Amount	$5,168,184.08

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$32,818,715.81	$30,480,663.17	$30,480,663.17
Overcollateralization as a % of Adjusted Pool		12.09%	11.94%	11.94%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.18%	33,040	97.63%	$254,653,201.81
30 - 60 Days	1.48%	497	1.91%	$4,969,246.60
61 - 90 Days	0.30%	101	0.41%	$1,073,726.33
91 + Days	0.05%	16	0.05%	$140,478.59
		33,654		$260,836,653.33
Total
Delinquent Receivables 61 + days past due	0.35%	117	0.47%	$1,214,204.92
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	117	0.45%	$1,256,228.76
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	123	0.47%	$1,393,331.02
Three-Month Average Delinquency Ratio	0.34%		0.46%

Repossession in Current Period		30		$314,498.66
Repossession Inventory		41		$255,415.78

Charge-Offs
Gross Principal of Charge-Off for Current Period				$351,326.85
Recoveries				$(362,741.29)
Net Charge-offs for Current Period				$(11,414.44)

Beginning Pool Balance for Current Period				$277,406,241.23

Net Loss Ratio				-0.05%
Net Loss Ratio for 1st Preceding Collection Period				0.63%
Net Loss Ratio for 2nd Preceding Collection Period				0.52%
Three-Month Average Net Loss Ratio for Current Period				0.37%

Cumulative Net Losses for All Periods				$8,283,345.82
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$1,871,755.15
Number of Extensions				174

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